Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Debt Disclosure [Abstract]
Long-Term Debt

9. Long-Term Debt

In October 2017, the Company entered into a credit facility agreement with PNC Bank, National Association (the “Credit Facility”) that provided for an initial term loan of $4,700 (the “Term Loan”) and a revolving line of credit of up to $10,000 (the “Revolving Line of Credit”). The Credit Facility also originally provided for a $1,500 equipment loan (the “Equipment Loan”) for the purpose of funding permitted capital expenditures, subject to certain restrictions. The Credit Facility matures in October 2022.

In April 2018, the Company entered into amended loan agreements in connection with the Credit Facility (the “First Amendment Loan” and “Second Amendment Loan,” respectively). The First Amendment Loan was entered to decrease the maximum borrowing capacity under the Equipment Loan from $1,500 to $750 and to waive existing events of default. The Second Amendment Loan was entered to modify various definitions and terms that were not significant.

In February 2019, the Company entered into the Third Amendment to the Credit Facility (“Third Amendment Loan”). The Third Amendment Loan waived existing events of default under the Credit Facility.

In February 2020, the Company entered into the Fourth Amendment to the Credit Facility (“Fourth Amendment Loan”) which amended certain terms and conditions under the Credit Facility.  In addition, the Fourth Amendment Loan increased the maximum borrowing capacity under the Credit Facility to $17,700. The Fourth Amendment Loan also increased the maximum borrowing capacity under the Equipment Loan to $3,000 and extended the borrowing period for the Equipment Loan from October 2019 to October 2021.

In May 2020, the Company entered into the Fifth Amendment to the Credit Facility (‘Fifth Amendment Loan”) which waived a technical default that was triggered by exceeding the capital expenditure limit under the Credit Facility, and amended certain terms and conditions, including an increase to the capital expenditure limit. In addition, the Fifth Amendment Loan increased the maximum borrowing capacity of the Credit Facility to $22,700. The Fifth Amendment Loan also increased the maximum borrowing capacity under the Revolving Line of Credit to $15,000.

In June 2020, the Company entered into the Sixth Amendment to the Credit Facility (“Sixth Amendment Loan”) which amended certain terms and conditions under the Credit Facility and increased the maximum borrowing capacity of the Credit Facility to $25,910. In addition, the Sixth Amendment Loan refinanced the Term Loan and provided for the borrowing of an additional $5,000, resulting in the issuance of an amended and restated secured term loan note in the amount of $7,910.

Borrowings under the amended and restated Term Loan are repayable in monthly installments of principal and interest, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due in July 2027. Interest on borrowings under the amended and restated Term Loan accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 3.25% or (ii) 2.25% plus the sum of the Federal Funds Open Rate plus 50 basis points and the Daily LIBOR Rate plus 100 basis points. As of September 27, 2020 and December 29, 2019 the interest rate applicable to borrowings under the amended and restated Term Loan was 3.44% and 4.64%, respectively.

The maximum borrowing capacity under the Revolving Line of Credit is $15,000.  Interest on borrowings under the Revolving Line of Credit, as well as loan advances thereunder, accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 2.25% or (ii) 1.25% plus the alternate base rate. In April 2020, all outstanding amounts under the Revolving Line of Credit were repaid. As of December 29, 2019, the interest rate applicable to borrowings under the Revolving Line of Credit was  5.75%.

The maximum borrowing capacity under the Equipment Loan is $3,000, subject to certain restrictions. Any borrowings under the Equipment Loan from October 2018 through October 2021 will be due and payable beginning the following month with 36 monthly installments of principal due through October 2022, and all accrued and unpaid interest due October 2022. Interest on borrowings under the Equipment Loan accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 3.00% or (ii) 2.00% plus the alternate base rate. In September 2020 all outstanding amounts under the Equipment Loan were repaid. As of December 29, 2019, the interest rate applicable to borrowings under the Equipment Loan as was  4.44%.

The Credit Facility is secured by all of the Company’s assets and requires the Company to maintain two financial covenants: a fixed charge coverage ratio and a leverage ratio. The Credit Facility also contains various covenants relating to limitations on indebtedness, dividends, investments and acquisitions, mergers, consolidations, the sale of properties and liens and capital expenditures. In addition, the Credit Facility imposes limitations on the Company’s ability to pay dividends or distributions on any equity interest, declare any stock splits or reclassifications of its stock, or apply any of its funds, property or assets to purchase, redeem or retire any of its equity interests or to purchase, redeem or retire any of its options to purchase any of its equity interests. As a result of the limitations contained in the Credit Facility, all of the net assets on the Company’s unaudited condensed consolidated balance sheet as of September 27, 2020 are restricted in use. The Company’s wholly owned subsidiaries are non-operating and do not hold any assets or liabilities; therefore, these subsidiaries have no restricted net assets within the meaning of Rule 4-08(e)(3) or Rule 12-04 of Regulation S-X. The Credit Facility also contains other customary covenants, representations and events of default. As of September 27, 2020, the Company was in compliance with all covenants under the Credit Facility.

Debt issuance costs associated with the Credit Facility are reflected as a reduction of the carrying value of long-term debt on the Company’s unaudited condensed consolidated balance sheets and are being amortized to interest expense over the term of the Credit Facility using the effective interest method. During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recognized interest expense of $110 and $85, respectively, which includes amortization of debt issuance costs of $8 and $10, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recognized interest expense of $365 and $250, respectively, which includes amortization of debt issuance costs of $21 and $30, respectively.

As of the periods presented, long-term debt, net of current portion, consisted of the following:

	September 27, 2020	December 29, 2019
Term Loan	$7,627	$3,245
Revolving Line of Credit	—	1,325
Equipment Loan	—	554
Less: current portion of long-term debt	(1,104)	(2,160)
Less: unamortized debt issuance costs	(43)	(68)
Long-term debt, net of current portion	$6,480	$2,896

Future principal payments for long-term debt and capital lease payments as of September 27, 2020 are as follows:

For 39-Week Period End
2020 (remaining thirteen weeks)	$397
2021	1,601
2022	6,541
Total	$8,539

Amounts outstanding under the Company’s Revolving Line of Credit as of December 29, 2019 have been presented as current obligations under current portion of long-term debt in the Company’s unaudited condensed consolidated balance sheets due to the Company’s ability and intent to repay the amounts within the next twelve months.

Paycheck Protection Program Loan: In April 2020, the Company received loan proceeds of approximately $2,593 under the Paycheck Protection Program (“PPP”) (the “PPP Loan”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualify businesses for amounts up to 2.5 times of the average monthly payroll expenses for the qualifying business. The Company elected to not use any of the PPP Loan proceeds of $2,593 and repaid the entire balance of the PPP Loan in April 2020.

11. Long-Term Debt

Line of credit: In October 2015, the Company entered into a credit agreement (the “Line of Credit”) with a financial institution that provided for maximum borrowings in one or more advances up to an amount equal to $4,000,000 subject to certain borrowing requirements as defined in the agreement. Borrowings under the Line of Credit accrued interest at one-month LIBOR plus 1.9% and had a maturity date of September 30, 2017. As of December 31, 2017, there were no outstanding borrowings under the Line of Credit agreement.

Subordinated debt: In March 2017, the Company issued Senior Subordinated Promissory Notes (the “Subordinated Debt”) to certain stockholders totaling $4,000. Borrowings under the Subordinated Debt bore interest at a rate per annum equal to the lesser of the applicable rate of 14% or the maximum rate, defined as the maximum non-usurious interest rate permitted under applicable law, and had an original maturity date of December 31, 2018 (“Maturity Date”). As of October 4, 2017, the date of repayment of all borrowings under the Subordinated Debt agreements, the effective interest rate applicable to borrowings under Subordinated Debt agreements was 14%. The Subordinated Debt agreement required interest only payments semi-annually, on September 1 and March 1 of each calendar year, beginning on March 1, 2018 through the Maturity Date when all unpaid principal and interest became due and payable. In October 2017, a portion of the proceeds from the credit facility agreement with PNC Bank, National Association (the “Credit Facility”) was used to repay the outstanding balance of $4,000 under the Subordinated Debt agreement as further discussed below. The Company accounted for the repayment of the outstanding balance under the Subordinated Debt as an extinguishment of the Subordinated Debt which did not result in an impact to the Company’s consolidated statements of operations as there was no unamortized debt discount at the time of extinguishment.

Credit facility: On October 4, 2017, the Company entered into the Credit Facility agreement that provided for an initial term loan of $4,700 and a revolving line of credit of up to $10,000. The Credit Facility also originally provided for a $1,500 equipment note for the purpose of funding permitted capital expenditures, subject to certain restrictions.

On April 13, 2018 and April 25, 2018, the Company entered into amended loan agreements in connection with the Credit Facility (the “First Amendment Loan” and “Second Amendment Loan,” respectively). The First Amendment Loan was entered to decrease the maximum borrowings under the equipment note from $1,500 to $750 and to waive existing events of default. The Second Amendment Loan was entered to modify various definitions and terms that were not significant.

On February 7, 2019, the Company entered into the Third Amendment to the Credit facility (“Third Amendment Loan”). The Third Amendment Loan agreement was entered into to waive existing events of default under the Credit Facility.

Borrowings under the term loan are repayable in monthly installments of principal and interest, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due on October 4, 2022. Interest on borrowings under the term loan accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 2.75% or (ii) 1.75% plus the sum of the Federal Funds Open Rate plus 50 basis points and the Daily LIBOR Rate plus 100 basis points. As of December 31, 2017, December 30, 2018 and December 29, 2019, the interest rate applicable to borrowings under the term loan was 4.15%, 6.33% and 4.64%, respectively.

Under the revolving line of credit, the maximum borrowing capacity is $10,000. Interest on borrowings under the revolving line of credit, as well as loan advances thereunder, accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 2.0% or (ii) 1.0% plus the alternate base rate. There were no outstanding borrowings under the revolving line of credit as of December 30, 2018. As of December 29, 2019, the interest rate applicable to borrowings under the revolving line of credit was 5.75%.

Under the equipment loan, the maximum borrowing capacity is $750, subject to certain restrictions. Any borrowings under the equipment loan from October 4, 2018 through October 4, 2019 will be due and payable beginning the following month with 36 monthly installments of principal and interest due through October 4, 2022, and all accrued and unpaid interest due October 4, 2022. Interest on borrowings under the equipment loan accrues at a rate, at the Company’s election at the time of borrowing, equal to (i) LIBOR plus 2.75% or (ii) 1.75% plus the alternate base rate. There were no outstanding borrowings under the equipment loan as of December 30, 2018. As of December 29, 2019, the interest rate applicable to borrowings under the equipment loan was 4.44%.

The Credit Facility is secured by all of the Company’s assets and requires the Company to maintain three financial covenants: a fixed charge coverage ratio, a leverage ratio and a minimum EBITDA. The Credit Facility also contains various covenants relating to limitations on indebtedness, investments and acquisitions, mergers, consolidations, the sale of properties and liens and capital expenditures. In addition, the Credit Facility imposes limitations on the Company’s ability to pay dividends or distributions on any equity interest, declare any stock splits or reclassifications of its stock, or apply any of its funds, property or assets to purchase, redeem or retire any of its equity interests or to purchase, redeem or retire any of its options to purchase any of its equity interests. As a result of the limitations contained in the Credit Facility, all of the net assets on the Company’s consolidated balance sheet as of December 29, 2019 are restricted in use. The Company’s wholly owned subsidiaries are non-operating and do not hold any assets or liabilities; therefore, these subsidiaries have no restricted net assets within the meaning of Rule 4-08(e)(3) or Rule 12-04 of Regulation S-X. The Credit Facility also contains other customary covenants, representations and events of default. As of December 29, 2019, the Company was in compliance with all covenants under the Credit Facility.

The Company incurred debt issuance costs of $219 during the year ended December 31, 2017 relating to the Credit Facility. These costs were capitalized as loan origination fees and recorded as debt issuance costs. The debt issuance costs are reflected as a reduction of the carrying value of long-term debt on the Company’s consolidated balance sheets and is being amortized to interest expense over the term of the Credit Facility using the effective interest method. The Company recognized interest expense of $524, $424 and $349 including amortization of debt issuance costs of $40, $71 and $9 during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.

As of December 30, 2018 and December 29, 2019, Long-term debt, net of current portion, consisted of the following:

	December 30, 2018	December 29, 2019
Term loan under credit facility agreement	$3,916	$3,245
Revolving line of credit	—	1,325
Equipment loan	—	554
Less: current maturities of long-term debt	(671)	(2,160)
Less: unamortized debt issuance costs	(109)	(68)

Long-term debt, net of current portion	$3,136	$2,896

During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, the Company made principal payments in connection with the Credit Facility of $112, $671 and $671, respectively.

Future principal payments for long-term debt as of December 29, 2019 are as follows:

For Fiscal Period
2020	$2,160
2021	867
2022	2,097

Total	$5,124